Federal Income Tax Matters - Schedule of Accumulated Earnings (Deficit) Book Basis, Income Tax (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Income Tax Disclosure [Abstract]
Undistributed ordinary income - tax basis	$ 6,289
Net unrealized appreciation (depreciation) on investments	(587)
Other temporary differences	(5,414)
Total accumulated earnings (loss) - book basis	$ 288